Finance Income and Finance Costs - Summary of Finance Costs (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Finance Income And Costs [Abstract]
Interest charges and other finance costs	$ (477,370)	$ (455,136)
Interest on lease liabilities (note 8)	(106,337)
Finance costs	$ (583,707)	$ (455,136)	[1]

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).